Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Redeemable convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized		19,522,771
Redeemable convertible preferred stock, shares issued		15,480,195
Redeemable convertible preferred stock, shares outstanding		15,480,195
Redeemable convertible preferred stock, liquidation value (in Dollars)		$ 41,165
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	492,000,000	50,218,502
Common stock, shares issued	37,855,114	2,770,702
Common stock, shares outstanding	37,855,114	2,770,702